SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Tables)	6 Months Ended
May 31, 2022
Supplemental Disclosures With Respect To Cash Flows
Schedule of disclosures with respect to cash flows

	For the six months ended May 31,
	2022	2021
	$	$
Supplemental non-cash disclosures
Reallocation of value of warrants upon exercise	-	224,306
Reallocation of value of RSUs upon vesting	241,017	372,376
Shares issued for debt settlements	-	486,403
Shares issued for commitment to issue shares	-	440,501
Shares issued for Cashless Warrants	-	423,503
Units issued for conversion of convertible debentures and associated interest	-	454,967
Acquisition advances eliminated on acquisition of subsidiary (Note 3)	1,307,650	-